Deferred and current taxation - Deferred tax changes (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Deferred and current taxation
Property, plant and equipment	€ (14.4)	€ 2.7	€ 6.6
Accounting policy transition adjustment	7.1	7.1
Right of use assets & lease liabilities	(1.1)
Deferred tax asset on net operating losses	(10.4)	(43.2)
Pension payments			2.5
Share based payments	(4.0)
Deferred tax credit	€ (22.8)	€ (33.4)	€ 9.1